Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key		0000088053
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000096693
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class A
Trading Symbol		DBISX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.25%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.25%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.88%	3.29%	4.16%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	5.44%	2.07%	3.54%
MSCI ACWI All Cap Index	32.26%	10.70%	8.84%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the ICE BofA 3-Month U.S. Treasury Bill Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 176,993,076
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 1,163,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	176,993,076
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	1,163,804

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	34%
Cash and Cash Equivalents	9%
Gold Exchange-Traded Funds	8%
Corporate Bonds	6%
Futures Contracts Fixed income	4%
Sovereign Bonds	3%
Equity Exchange-Traded Funds	3%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(0%)

Sector Allocation

Sector	% of Net Assets
Health Care	10%
Financials	7%
Communication Services	7%
Information Technology	6%
Industrials	3%
Utilities	3%
Consumer Discretionary	2%
Consumer Staples	2%
Materials	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	52%
France	7%
Germany	6%
Netherlands	3%
Ireland	2%
Australia	2%
Switzerland	2%
Japan	2%
Denmark	1%
Korea	1%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.18% to 1.29%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.18% to 1.29%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096695
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class C
Trading Symbol		DBICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.01%

Gross expense ratio as of the latest prospectus: 2.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 212
Expense Ratio, Percent		2.01%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	11.04%	2.52%	3.37%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.04%	2.52%	3.37%
MSCI ACWI All Cap Index	32.26%	10.70%	8.84%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the ICE BofA 3-Month U.S. Treasury Bill Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 176,993,076
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 1,163,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	176,993,076
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	1,163,804

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	34%
Cash and Cash Equivalents	9%
Gold Exchange-Traded Funds	8%
Corporate Bonds	6%
Futures Contracts Fixed income	4%
Sovereign Bonds	3%
Equity Exchange-Traded Funds	3%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(0%)

Sector Allocation

Sector	% of Net Assets
Health Care	10%
Financials	7%
Communication Services	7%
Information Technology	6%
Industrials	3%
Utilities	3%
Consumer Discretionary	2%
Consumer Staples	2%
Materials	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	52%
France	7%
Germany	6%
Netherlands	3%
Ireland	2%
Australia	2%
Switzerland	2%
Japan	2%
Denmark	1%
Korea	1%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.93% to 2.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.93% to 2.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000214278
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class R6
Trading Symbol		DBIWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.91%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.91%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 7/1/19
Class R6 No Sales Charge	12.17%	3.58%	3.90%
MSCI ACWI All Cap Index	32.26%	10.70%	10.52%
Bloomberg Global Aggregate Index	9.54%	-1.64%	-1.28%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	2.35%

Performance Inception Date		Jul. 01, 2019
No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the ICE BofA 3-Month U.S. Treasury Bill Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 176,993,076
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 1,163,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	176,993,076
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	1,163,804

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	34%
Cash and Cash Equivalents	9%
Gold Exchange-Traded Funds	8%
Corporate Bonds	6%
Futures Contracts Fixed income	4%
Sovereign Bonds	3%
Equity Exchange-Traded Funds	3%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(0%)

Sector Allocation

Sector	% of Net Assets
Health Care	10%
Financials	7%
Communication Services	7%
Information Technology	6%
Industrials	3%
Utilities	3%
Consumer Discretionary	2%
Consumer Staples	2%
Materials	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	52%
France	7%
Germany	6%
Netherlands	3%
Ireland	2%
Australia	2%
Switzerland	2%
Japan	2%
Denmark	1%
Korea	1%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2024, the Fund’s investment advisor voluntarily capped the Fund’s total annual operating expenses for its Class R6 shares at 0.90%. This voluntary expense cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses and may be terminated by the Fund’s investment advisor at any time.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s investment advisor voluntarily capped the Fund’s total annual operating expenses for its Class R6 shares at 0.90%. This voluntary expense cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses and may be terminated by the Fund’s investment advisor at any time.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096697
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Class S
Trading Symbol		DBIVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$107	1.01%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.01%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	12.21%	3.53%	4.40%
MSCI ACWI All Cap Index	32.26%	10.70%	8.84%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the ICE BofA 3-Month U.S. Treasury Bill Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
Material Change Date	Nov. 01, 2023
AssetsNet		$ 176,993,076
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 1,163,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	176,993,076
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	1,163,804

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	34%
Cash and Cash Equivalents	9%
Gold Exchange-Traded Funds	8%
Corporate Bonds	6%
Futures Contracts Fixed income	4%
Sovereign Bonds	3%
Equity Exchange-Traded Funds	3%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(0%)

Sector Allocation

Sector	% of Net Assets
Health Care	10%
Financials	7%
Communication Services	7%
Information Technology	6%
Industrials	3%
Utilities	3%
Consumer Discretionary	2%
Consumer Staples	2%
Materials	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	52%
France	7%
Germany	6%
Netherlands	3%
Ireland	2%
Australia	2%
Switzerland	2%
Japan	2%
Denmark	1%
Korea	1%
Other	1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.93% to 1.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.93% to 1.04%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000096698
Shareholder Report [Line Items]
Fund Name		DWS Global Macro Fund
Class Name		Institutional Class
Trading Symbol		MGINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Global Macro Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.93%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.93%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	12.18%	3.56%	4.43%
MSCI ACWI All Cap Index	32.26%	10.70%	8.84%
Bloomberg Global Aggregate Index	9.54%	-1.64%	0.23%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]		The MSCI ACWI All Cap Index and the Bloomberg Global Aggregate Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. These indices replace the ICE BofA 3-Month U.S. Treasury Bill Index as the Fund's broad-based indices in compliance with updated regulatory requirements.
AssetsNet		$ 176,993,076
Holdings Count | Holding		76
Advisory Fees Paid, Amount		$ 1,163,804
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	176,993,076
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	39
Total Net Advisory Fees Paid ($)	1,163,804

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	37%
U.S. Treasury Obligations	34%
Cash and Cash Equivalents	9%
Gold Exchange-Traded Funds	8%
Corporate Bonds	6%
Futures Contracts Fixed income	4%
Sovereign Bonds	3%
Equity Exchange-Traded Funds	3%
Fixed Income Exchange -Traded Funds	1%
Futures Contracts Equity	(0%)

Sector Allocation

Sector	% of Net Assets
Health Care	10%
Financials	7%
Communication Services	7%
Information Technology	6%
Industrials	3%
Utilities	3%
Consumer Discretionary	2%
Consumer Staples	2%
Materials	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	52%
France	7%
Germany	6%
Netherlands	3%
Ireland	2%
Australia	2%
Switzerland	2%
Japan	2%
Denmark	1%
Korea	1%
Other	1%

Material Fund Change [Text Block]